Intangible Assets, Net - Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	5,245
2016	4,554
2017	4,554
2018	4,554
2019	4,554
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
2015	4,554
2016	4,554
2017	4,554
2018	4,554
2019	4,554
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2015	691
2016	0
2017	0
2018	0
2019	0